SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 12 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established by founding shareholders under the laws of the Cayman Islands on with ordinary shares authorized 50,000, $1.0 par value, 10,000 ordinary shares issued and outstanding.

On July 26, 2022, the Board of Directors and shareholders of the Company unanimously approved the amended and restated memorandum of association, after which, the Company’s authorized share capital is $50,000 divided into 200,000,000 shares comprising (i) 190,000,000 Class A ordinary shares of par value $0.00025 each and (ii) 10,000,000 Class B ordinary shares of par value $0.00025 each. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of our company and each Class B ordinary share shall entitle the holder thereof to fifteen (15) votes on all matters subject to vote at general meetings of our company. Also, each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder thereof but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Save and except for voting rights and conversion rights, the Class A Ordinary Shares and the Class B Ordinary Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions. As of March 31, 2025, 15,830,000 Class A ordinary shares and 2,000,000 Class B ordinary shares are issued and outstanding.

On September 20, 2023, the Company issued 760,000 shares at $2.5 per share to Dragonsoft Holding Limited, a company wholly owned by Mr. Jianbiao Dai.

On December 16, 2024, the Company completed its IPO and issued 1,800,000 Class A ordinary shares to public shareholders at $5 per share.

On January 3, 2025, the Company issued 270,000 Class A ordinary shares at $5 per share to the underwriter for its overallotment right.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in the mainland PRC (exclusive of Hong Kong) must take appropriations from tax profit to non-distributive funds. These reserves include general reserve and the development reserve.

The statutory reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of a mainland PRC company’s registered capital. Other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends.

Because some of the Company’s operating subsidiaries in the mainland PRC can only be paid out of distributable profits reported in accordance with mainland PRC accounting standards, the Company’s operating subsidiaries in the mainland PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the mainland PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the mainland PRC not available for distribution, was $2,957,630 and $2,957,630 as of March 31, 2025 and September 30, 2024 (audited), respectively.

NOTE 10 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established by founding shareholders under the laws of the Cayman Islands on with ordinary shares authorized 50,000, $1.0 par value, 10,000 ordinary shares issued and outstanding.

On July 26, 2022, the Board of Directors and shareholders of the Company unanimously approved the amended and restated memorandum of association, after which, the Company’s authorized share capital is $50,000 divided into 200,000,000 shares comprising (i) 190,000,000 Class A ordinary shares of par value $0.00025 each and (ii) 10,000,000 Class B ordinary shares of par value $0.00025 each. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of our company and each Class B ordinary share shall entitle the holder thereof to fifteen (15) votes on all matters subject to vote at general meetings of our company. Also, each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder thereof but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Save and except for voting rights and conversion rights, the Class A Ordinary Shares and the Class B Ordinary Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions. As of September 30, 2024, 13,760,000 Class A ordinary shares and 2,000,000 Class B ordinary shares are issued and outstanding.

On September 20, 2023, the Company issued 760,000 shares at the price of $2.5 per share to Dragonsoft Holding Limited, a company wholly owned by Mr. Jianbiao Dai. (See Note 4 Receivable from sale of shares).

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in the mainland PRC (exclusive of Hong Kong) must take appropriations from tax profit to non-distributive funds. These reserves include general reserve and the development reserve.

The statutory reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of a mainland PRC company’s registered capital. Other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends.

Because some of the Company’s operating subsidiaries in the mainland PRC can only be paid out of distributable profits reported in accordance with mainland PRC accounting standards, the Company’s operating subsidiaries in the mainland PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the mainland PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the mainland PRC not available for distribution, was $2,957,630 and $2,957,630 as of September 30, 2024 and 2023, respectively.